Leases - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Leases [Line Items]
Lease liabilities	kr 9,882		kr 10,400
Lease cost	3,576	kr 4,100
Depreciation	2,474
Lease expense relating to low-value assets	194
Interest expense	551
Variable lease payments	357	125
Subleasing receivables for operating leases	124
Subleasing receivables for financial leases	56
Subleasing income	kr 18
Leasing receivables		kr 96
Bottom of range [member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	1 year
Top of range [member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	8 years